Supplemental information on oil and gas producing activities (unaudited) - Discounted net cash flows (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental information on oil and gas producing activities (unaudited)
Net change in sales and transfer prices and in production cost (lifting) related to future production	$ 41,742,427	$ (123,240,049)	$ 158,798,134
Changes in estimated future development costs	(15,349,339)	(10,624,343)	(52,166,780)
Sales and transfer of oil and gas produced net of production costs	(59,519,007)	(60,970,234)	(68,867,970)
Net change due to extensions, discoveries, and improved recovery	3,723,233	6,173,144	9,993,781
Net change due to purchase and sales of minerals in place	1,501,219	0	1,767,856
Net change due to revisions in quantity estimates	8,877,125	967,150	10,807,453
Previously estimated development costs incurred during the period	27,041,713	34,815,000	69,458,458
Accretion of discount	14,934,714	28,676,517	15,360,418
Timing and other	4,828,442	(13,215,214)	(11,990,359)
Net change in income taxes	(6,549,370)	77,093,694	(84,908,732)
Aggregate change in the standardized measure of discounted future net cash flows for the year	$ 21,231,157	$ (60,324,335)	$ 48,252,259